CERTAIN TRANSACTIONS (Details 5) (USD $) In Millions, unless otherwise specified			0 Months Ended						0 Months Ended				0 Months Ended				0 Months Ended
	Dec. 31, 2011 GeminX [Member] Minimum [Member]	Dec. 31, 2011 GeminX [Member] Maximum [Member]	Dec. 31, 2011 GeminX [Member] Year 2016 [Member]	Dec. 31, 2011 GeminX [Member] Year 2019 [Member]	Dec. 31, 2011 GeminX [Member] Year 2020 [Member]	Dec. 31, 2011 GeminX [Member] Year 2023 [Member]	Dec. 31, 2011 Ception [Member] Minimum [Member]	Dec. 31, 2011 Ception [Member] Maximum [Member]	Dec. 31, 2011 Ception [Member] Year 2014 [Member]	Dec. 31, 2011 Ception [Member] Year 2015 [Member]	Dec. 31, 2011 Bdcm [Member] Minimum [Member]	Dec. 31, 2011 Bdcm [Member] Maximum [Member]	Dec. 31, 2011 Bdcm [Member] Year 2020 [Member]	Dec. 31, 2011 Bdcm [Member] Year 2015 [Member]	Dec. 31, 2011 Alba [Member] Minimum [Member]	Dec. 31, 2011 Alba [Member] Maximum [Member]	Dec. 31, 2011 Alba [Member] Year 2016 [Member]	Dec. 31, 2011 Alba [Member] Year 2020 [Member]	Oct. 14, 2011 Cephalon [Member]
Business Acquisition, Contingent Consideration [Line Items]
Business Acquisition Contingent Consideration Estimated Payment Years			2016	2019	2020	2023			2014	2015			2020	2015			2016	2020
Business Acquisition, Contingent Consideration, Potential Cash Payment	$ 0	$ 300					$ 0	$ 500			$ 0	$ 80			$ 0	$ 95
Business Acquisition, Contingent Consideration, at Fair Value																			$ 171